INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	26,218	29,428	4,145
Licensed software	9,531	12,319	1,735
Less: accumulated amortization	(10,877)	(18,502)	(2,606)
Intangible assets, net	24,872	23,245	3,274
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.

The Group recorded amortization expense of RMB3,019 thousand, RMB6,702 thousand and RMB7,625 thousand (US$1,074 thousand) for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, estimated amortization expense of the existing intangible assets for each of the next five years is RMB6,155 thousand (US$867 thousand), RMB5,026 thousand (US$708 thousand), RMB4,106 thousand (US$578 thousand), RMB1,938 thousand (US$273 thousand) and RMB1,816 thousand (US$256 thousand), respectively.